CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
REVENUES:
Vessel revenues (net of commissions to charterers of $302,556, $629,015 and $4,417,505 for the years ended December 31, 2019, 2020 and 2021, respectively)	$ 132,049,710	$ 12,487,692	$ 5,967,772
Total revenues	132,049,710	12,487,692	5,967,772
EXPENSES:
Voyage expenses (including $40,471, $29,769 and $1,671,145 to related parties for the years ended December 31, 2019, 2020 and 2021, respectively)	(12,950,783)	(584,705)	(261,179)
Vessel operating expenses	(39,203,471)	(7,447,439)	(2,802,991)
Management fees to related parties	(6,744,750)	(930,500)	(212,300)
Depreciation and amortization	(14,362,828)	(1,904,963)	(897,171)
Provision for doubtful accounts	(2,483)	(37,103)	0
General and administrative expenses
Company administration expenses (including $0, $400,000, and $1,200,000 to related party for the years ended December 31, 2019, 2020 and 2021)	(3,266,310)	(1,130,953)	(378,777)
Public registration costs	0	0	(132,091)
Total expenses	(76,530,625)	(12,035,663)	(4,684,509)
Operating income	55,519,085	452,029	1,283,263
OTHER INCOME/(EXPENSES):
Interest and finance costs (including $162,500, $305,000 and $204,167 to related party for the years ended December 31, 2019, 2020 and 2021, respectively)	(2,854,998)	(2,189,577)	(222,163)
Interest income	75,123	34,976	31,589
Foreign exchange (losses)/ gains	28,616	(29,321)	(4,540)
Total other expenses, net	(2,751,259)	(2,183,922)	(195,114)
Net income/(loss), before taxes	52,767,826	(1,731,893)	1,088,149
US source income taxes	(497,339)	(21,640)	0
Net income/(loss)	52,270,487	(1,753,533)	1,088,149
Comprehensive income/(loss)	52,270,487	(1,753,533)	1,088,149
Cumulative dividends on Series A Preferred Shares	0	0	(372,022)
Gain on extinguishment of Series A Preferred Shares	0	0	112,637
Deemed dividend on Series A preferred shares	(11,772,157)	0	0
Net income/(loss) attributable to common shareholders	$ 40,498,330	$ (1,753,533)	$ 828,764
Earnings/(Loss) per common share, basic (in dollars per share)	$ 0.48	$ (0.26)	$ 3.11
Earnings/(Loss) per common share, diluted (in dollars per share)	$ 0.47	$ (0.26)	$ 3.11
Weighted average number of common shares, basic (in shares)	83,923,435	6,773,519	266,238
Weighted average number of common shares, diluted (in shares)	85,332,728	6,773,519	266,238